SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning balance	$ 66,397	$ 56,374	$ 29,729
Additions to deferred contract acquisition costs	19,477	33,711	41,396
Amortization of deferred contract acquisition costs	(28,814)	(23,688)	(14,751)
Ending balance	57,060	66,397	56,374
Deferred contract acquisition costs (to be recognized in next 12 months)	26,793	26,287	20,405
Deferred contract acquisition costs, non-current	$ 30,267	$ 40,110	$ 35,969